UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09297

Nuveen Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Dividend Advantage Municipal Fund (NAD)
	January 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 153.7% (99.9% of Total Investments)
	Alabama – 0.3% (0.2% of Total Investments)
$ 1,600	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2000, 5.750%, 12/01/20	6/10 at 102.00	A–	$ 1,611,312
	Alaska – 0.1% (0.1% of Total Investments)
750	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A,	12/14 at 100.00	AA	767,948
	5.250%, 12/01/34 – FGIC Insured (UB)
	Arizona – 1.2% (0.8% of Total Investments)
2,350	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series	7/18 at 100.00	AA–	2,375,662
	2008A, 5.000%, 7/01/33
5,000	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Series 2007,	No Opt. Call	A	4,279,050
	5.000%, 12/01/37
7,350	Total Arizona			6,654,712
	California – 6.4% (4.1% of Total Investments)
1,535	Alameda Corridor Transportation Authority, California, Senior Lien Revenue Bonds, Series	No Opt. Call	A	228,991
	1999A, 0.000%, 10/01/37 – NPFG Insured
6,000	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public	No Opt. Call	AAA	1,810,680
	Improvement Project, Series 1997C, 0.000%, 9/01/28 – AGM Insured
6,750	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	AA	7,290,338
	Project, Series 2009, 6.750%, 2/01/38
65	California, General Obligation Bonds, Series 1997, 5.000%, 10/01/18 – AMBAC Insured	4/10 at 100.00	A–	65,071
5,000	California, General Obligation Bonds, Series 2005, 5.000%, 3/01/31	3/16 at 100.00	A–	4,613,750
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2007A-1:
5,700	5.000%, 6/01/33	6/17 at 100.00	BBB	4,446,684
1,000	5.125%, 6/01/47	6/17 at 100.00	BBB	690,730
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Revenue Bonds, Series 2005A:
3,500	0.000%, 6/01/26 – AGM Insured	No Opt. Call	AAA	1,309,595
9,925	5.000%, 6/01/45	6/15 at 100.00	AAA	9,011,900
2,200	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C,	No Opt. Call	A	2,326,126
	6.500%, 5.000%, 11/01/39
1,495	Palmdale Civic Authority, California, Revenue Refinancing Bonds, Civic Center Project, Series	7/10 at 100.00	A	1,499,350
	1997A, 5.375%, 7/01/12 – NPFG Insured
17,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	A	2,083,010
	Refunding Bonds, Series 1997A, 0.000%, 1/15/35 – NPFG Insured
60,170	Total California			35,376,225
	Colorado – 5.7% (3.7% of Total Investments)
1,125	Antelope Heights Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series	12/17 at 100.00	N/R	820,688
	2007, 5.000%, 12/01/37 – RAAI Insured
3,330	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	7/19 at 100.00	AA	3,523,007
	Series 2009A, 5.500%, 7/01/34
	Denver City and County, Colorado, Airport Special Facilities Revenue Bonds, Rental Car
	Projects, Series 1999A:
2,170	6.000%, 1/01/12 – NPFG Insured (Alternative Minimum Tax)	7/10 at 100.50	A	2,188,098
675	6.000%, 1/01/13 – NPFG Insured (Alternative Minimum Tax)	7/10 at 100.50	A	680,373
1,475	Denver, Colorado, FHA-Insured Multifamily Housing Revenue Bonds, Boston Lofts Project, Series	4/10 at 100.00	BB+	1,416,413
	1997A, 5.750%, 10/01/27 (Alternative Minimum Tax)
8,515	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%,	No Opt. Call	A	3,203,684
	9/01/25– NPFG Insured
25,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%,	No Opt. Call	A	5,988,500
	9/01/31 – NPFG Insured
60,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 3/01/36 –	No Opt. Call	A	10,170,600
	NPFG Insured
12,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2006A, 0.000%, 9/01/38 –	9/26 at 54.77	A	1,697,125
	NPFG Insured
2,000	Metropolitan Football Stadium District, Colorado, Sales Tax Revenue Bonds, Series 1999A,	No Opt. Call	A	1,935,960
	0.000%, 1/01/12 – NPFG Insured
116,790	Total Colorado			31,624,448
	Connecticut – 0.4% (0.3% of Total Investments)
4,335	Mashantucket Western Pequot Tribe, Connecticut, Subordinate Special Revenue Bonds, Series	11/17 at 100.00	N/R	2,270,803
	2007A, 5.750%, 9/01/34
	Florida – 10.9% (7.1% of Total Investments)
1,390	Florida Housing Finance Agency, Housing Revenue Bonds, Mar Lago Village Apartments, Series	6/10 at 100.00	N/R	1,365,119
	1997F, 5.800%, 12/01/17 – AMBAC Insured (Alternative Minimum Tax)
15,000	Florida State Board of Education, Public Education Capital Outlay Bonds, Series 2005E,	6/15 at 101.00	AAA	14,644,350
	4.500%, 6/01/35 (UB)
2,500	Marion County Hospital District, Florida, Revenue Bonds, Munroe Regional Medical Center,	10/17 at 100.00	A3	2,263,375
	Series 2007, 5.000%, 10/01/34
13,625	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	6/10 at 100.00	BB+	13,628,951
	Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)
	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System
	Obligation Group, Series 2007:
22,000	5.000%, 8/15/37 (UB)	8/17 at 100.00	AA–	21,390,380
7,370	5.000%, 8/15/42 (UB)	8/17 at 100.00	AA–	7,061,713
61,885	Total Florida			60,353,888
	Georgia – 1.5% (1.0% of Total Investments)
5,000	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, KSU Village II Real	7/17 at 100.00	Baa3	4,356,500
	Estate Foundation LLC Project, Series 2007A, 5.250%, 7/15/38 – AMBAC Insured
4,000	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2000, 6.000%,	4/10 at 101.00	AA+ (4)	4,080,240
	4/01/25 (Pre-refunded 4/01/10)
9,000	Total Georgia			8,436,740
	Idaho – 0.1% (0.0% of Total Investments)
110	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1999E, 5.750%,	7/10 at 100.50	Aa2	112,235
	1/01/21 (Alternative Minimum Tax)
140	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000D, 6.350%,	7/10 at 100.00	Aa2	143,018
	7/01/22 (Alternative Minimum Tax)
205	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000E, 5.950%,	7/10 at 100.00	Aaa	214,135
	7/01/20 (Alternative Minimum Tax)
455	Total Idaho			469,388
	Illinois – 31.3% (20.3% of Total Investments)
1,560	Channahon, Illinois, Revenue Refunding Bonds, Morris Hospital, Series 1999, 5.750%, 12/01/12	6/10 at 102.00	BBB+	1,594,102
2,205	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AA–	722,071
	Revenues, Series 1998B-1, 0.000%, 12/01/29 – FGIC Insured
7,250	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AA–	8,062,653
	Revenues, Series 1999A, 5.500%, 12/01/26 – FGIC Insured
	Chicago, Illinois, FHA/GNMA Multifamily Housing Revenue Bonds, Archer Court Apartments,
	Series 1999A:
680	5.500%, 12/20/19 (Alternative Minimum Tax)	10/10 at 101.00	AA–	691,342
1,210	5.600%, 12/20/29 (Alternative Minimum Tax)	10/10 at 101.00	AA–	1,222,148
1,925	5.650%, 12/20/40 (Alternative Minimum Tax)	10/10 at 101.00	AA–	1,938,321
22,750	Chicago, Illinois, General Obligation Refunding Bonds, Emergency Telephone System, Series	No Opt. Call	AA–	25,748,450
	1999, 5.500%, 1/01/23 – FGIC Insured
2,150	Chicago, Illinois, Motor Fuel Tax Revenue Refunding Bonds, Series 1993, 5.375%, 1/01/14 –	No Opt. Call	AA+	2,344,382
	AMBAC Insured
3,340	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A1	3,303,928
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
190	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	11/13 at 100.00	Aa3	209,055
	Series 2003B, 5.250%, 11/01/20 – AGM Insured
810	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	11/13 at 100.00	Aa3 (4)	930,131
	Series 2003B, 5.250%, 11/01/20 (Pre-refunded 11/01/13) – AGM Insured
500	Hoffman Estates Park District, Cook County, Illinois, General Obligation Bonds, Series 1999,	12/11 at 100.00	AA	506,635
	5.375%, 12/01/29 – NPFG Insured
3,935	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Lake County	No Opt. Call	Baa1	3,336,526
	School District 116 – Round Lake, Series 1999, 0.000%, 1/01/15 – NPFG Insured
1,500	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B,	11/19 at 100.00	AA	1,554,870
	5.500%, 11/01/39
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A,	8/18 at 100.00	AAA	1,972,180
	5.250%, 8/15/47 – AGC Insured (UB)
1,000	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A,	2/18 at 100.00	A+	988,410
	5.500%, 2/01/40 – AMBAC Insured
5,570	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2004A, 5.000%, 7/01/34	7/14 at 100.00	Aa1	5,660,234
4,000	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical	8/18 at 100.00	BBB	4,029,080
	Centers, Series 2008A, 6.000%, 8/15/23
9,820	Illinois Health Facilities Authority, Remarketed Revenue Bonds, University of Chicago Project,	8/11 at 103.00	Aa1	10,266,024
	Series 1985A, 5.500%, 8/01/20
5,595	Illinois Health Facilities Authority, Revenue Bonds, Loyola University Health System, Series	7/10 at 100.00	A	5,308,032
	1997A, 5.000%, 7/01/24 – NPFG Insured
5,490	Illinois Health Facilities Authority, Revenue Bonds, Sarah Bush Lincoln Health Center, Series	2/10 at 100.00	A	5,495,270
	1996B, 5.500%, 2/15/16
1,500	Illinois Housing Development Authority, Housing Finance Bonds, Series 2005E, 4.800%, 1/01/36 –	1/15 at 100.00	A+	1,417,095
	FGIC Insured
2,000	Kane & DeKalb Counties, Illinois, Community United School District 301, General Obligation	No Opt. Call	A3	1,127,800
	Bonds, Series 2006, 0.000%, 12/01/21 – NPFG Insured
11,345	Lake and McHenry Counties Community Unit School District 118, Wauconda, Illinois, General	1/15 at 60.14	Aa3	5,333,058
	Obligation Bonds, Series 2005B, 0.000%, 1/01/25 – AGM Insured
3,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	N/R	2,411,430
	Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36
22,500	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/10 at 101.00	AAA	22,803,300
	Project, Series 1999A, 5.500%, 12/15/24 – FGIC Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 1996A:
12,250	0.000%, 12/15/22 – NPFG Insured	No Opt. Call	A	6,246,520
13,000	0.000%, 12/15/23 – NPFG Insured	No Opt. Call	A	6,223,490
1,840	Oak Park, Illinois, General Obligation Bonds, Series 2005B, 0.000%, 11/01/27 – SYNCORA	11/15 at 54.13	AA–	743,029
	GTY Insured
	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,
	Illinois, General Obligation Bonds, Series 1999:
22,650	5.750%, 6/01/19 – AGM Insured	No Opt. Call	AAA	26,863,349
3,500	5.750%, 6/01/23 – AGM Insured	No Opt. Call	AAA	4,057,690
1,300	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 – FGIC Insured	12/14 at 100.00	AA+	1,343,771
10,000	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation	No Opt. Call	Aa3	5,356,400
	Bonds, Series 2006, 0.000%, 1/01/23 – AGM Insured
4,500	Will County School District 122, New Lenox, Illinois, General Obligation Bonds, Series 2000B,	No Opt. Call	Aa3	3,215,970
	0.000%, 11/01/18 – AGM Insured
192,865	Total Illinois			173,026,746
	Indiana – 5.2% (3.4% of Total Investments)
1,805	Hospital Authority of Delaware County, Indiana, Hospital Revenue Refunding Bonds, Cardinal	8/10 at 100.00	N/R	1,757,438
	Health System, Series 1997, 5.000%, 8/01/16 – AMBAC Insured
4,000	Indiana Finance Authority, Revenue and Refunding Bonds, Trinity Health Credit Group, Series	12/19 at 100.00	AA	4,092,320
	2009A, 5.250%, 12/01/38
8,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligated	8/10 at 101.50	A+ (4)	8,348,160
	Group, Series 2000A, 5.500%, 2/15/26 (Pre-refunded 8/15/10) – MBIA Insured
2,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	BBB	1,918,420
	Indiana, Series 2007, 5.500%, 3/01/37
6,555	Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds,	1/17 at 100.00	Aaa	6,192,836
	Series 2007A-1, Drivers 1847, 7.887%, 7/01/32 (Alternative Minimum Tax) (IF)
6,675	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	6,518,672
	NPFG Insured
29,035	Total Indiana			28,827,846
	Iowa – 0.9% (0.6% of Total Investments)
7,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	5,194,350
	5.625%, 6/01/46
	Kansas – 1.3% (0.8% of Total Investments)
3,825	Wichita, Kansas, Water and Sewerage Utility Revenue Bonds, Series 1999, 4.000%, 10/01/18 –	4/10 at 100.00	A1	3,827,410
	FGIC Insured
3,000	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds,	12/15 at 100.00	N/R	3,034,620
	Redevelopment Project Area B, Series 2005, 5.000%, 12/01/20
6,825	Total Kansas			6,862,030
	Kentucky – 1.1% (0.7% of Total Investments)
	Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and
	Improvement Bonds, Appalachian Regional Healthcare Inc., Series 1997:
1,850	5.850%, 10/01/17	4/10 at 100.00	BB–	1,743,015
5,000	5.875%, 10/01/22	4/10 at 100.00	BB–	4,446,000
6,850	Total Kentucky			6,189,015
	Louisiana – 7.6% (5.0% of Total Investments)
2,245	Lafayette, Louisiana, Sales Tax Revenue Bonds, Public Improvements, Series 2000B, 5.625%,	5/10 at 101.50	AA (4)	2,310,015
	5/01/25 (Pre-refunded 5/01/10) – FGIC Insured
1,750	Louisiana Local Government Environmental Facilities and Community Development Authority, GNMA	6/12 at 105.00	Aaa	1,878,030
	Collateralized Mortgage Revenue Refunding Bonds, Sharlo Apartments, Series 2002A,
	6.500%, 6/20/37
5,350	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	A	5,292,862
	2004, 5.250%, 7/01/33 – NPFG Insured
9,000	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	8,236,260
	Series 2007A, 5.500%, 5/15/47
5,445	Louisiana State, Gasoline Tax Revenue Bonds, Series 2006, 4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa2	5,215,602
13,570	Louisiana Transportation Authority, Senior Lien Toll Road Revenue Bonds, Series 2005B, 0.000%,	12/10 at 38.73	A+	5,004,209
	12/01/28 – AMBAC Insured
	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,
	Series 2001B:
9,545	5.500%, 5/15/30	5/11 at 101.00	BBB	9,555,977
5,000	5.875%, 5/15/39	5/11 at 101.00	BBB	4,710,600
51,905	Total Louisiana			42,203,555
	Massachusetts – 3.1% (2.0% of Total Investments)
1,440	Boston Industrial Development Financing Authority, Massachusetts, Subordinate Revenue Bonds,	9/12 at 102.00	N/R	942,667
	Crosstown Center Project, Series 2002, 8.000%, 9/01/35 (Alternative Minimum Tax)
4,365	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health	10/15 at 100.00	AAA	4,476,657
	System, Series 2005F, 5.000%, 10/01/19 – AGC Insured
620	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A3	578,745
	Series 2008E-1, 5.125%, 7/01/33
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,334,960
	University Issue, Series A (2009) Series B (2009) (Federally Taxable), 5.750%, 7/01/39
2,975	Massachusetts Housing Finance Agency, Housing Bonds, Series 2009F, 5.700%, 6/01/40	12/18 at 100.00	AA–	2,991,154
785	Massachusetts Port Authority, Special Facilities Revenue Bonds, US Airways Group Inc., Series	3/10 at 100.00	A	658,474
	1996A, 5.875%, 9/01/23 – NPFG Insured (Alternative Minimum Tax)
	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior
	Series 1997A:
1,975	5.000%, 1/01/12	7/10 at 100.00	A–	1,980,589
2,200	5.125%, 1/01/17 – NPFG Insured	7/10 at 100.00	A	2,202,574
1,000	0.000%, 1/01/24 – NPFG Insured	No Opt. Call	A	456,040
205	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Subordinate	7/10 at 100.00	AA	205,035
	Series 1999A, 5.250%, 1/01/29 – AMBAC Insured
17,865	Total Massachusetts			16,826,895
	Michigan – 4.0% (2.6% of Total Investments)
6,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A	5,476,920
	7/01/35 – NPFG Insured
15,255	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center	2/10 at 100.00	BB–	11,401,434
	Obligated Group, Series 1998A, 5.250%, 8/15/28
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	1,337,554
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
4,000	Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan Wayne County Airport,	6/10 at 100.50	A	4,022,680
	Series 1998A, 5.375%, 12/01/16 – NPFG Insured (Alternative Minimum Tax)
26,405	Total Michigan			22,238,588
	Minnesota – 1.4% (0.9% of Total Investments)
6,375	Minneapolis Health Care System, Minnesota, Revenue Bonds, Fairview Hospital and Healthcare	11/18 at 100.00	A	7,137,960
	Services, Series 2008A, 6.625%, 11/15/28
555	Minnesota Housing Finance Agency, Single Family Mortgage Bonds, Series 1998H-1, 5.650%,	7/10 at 101.00	AA+	573,359
	7/01/31 (Alternative Minimum Tax)
6,930	Total Minnesota			7,711,319
	Missouri – 2.3% (1.5% of Total Investments)
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds,
	Series 2004B-1:
7,000	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AA–	2,687,580
5,000	0.000%, 4/15/29 – AMBAC Insured	No Opt. Call	AA–	1,680,800
1,885	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,	6/11 at 101.00	AA–	1,930,956
	Series 2001A, 5.250%, 6/01/21 – AMBAC Insured
	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,
	Series 2001A:
300	5.250%, 6/01/21 (Pre-refunded 6/01/11) – AMBAC Insured	6/11 at 101.00	AA- (4)	322,203
2,185	5.250%, 6/01/21 (Pre-refunded 6/01/11) – AMBAC Insured	6/11 at 101.00	AA- (4)	2,346,712
3,670	5.250%, 6/01/28 (Pre-refunded 6/01/11) – AMBAC Insured	6/11 at 101.00	AA- (4)	3,941,617
20,040	Total Missouri			12,909,868
	Montana – 0.3% (0.2% of Total Investments)
570	Montana Board of Housing, Single Family Mortgage Bonds, Series 2000A-2, 6.450%, 6/01/29	6/10 at 100.00	AA+	580,214
	(Alternative Minimum Tax)
1,000	Montana Higher Education Student Assistance Corporation, Student Loan Revenue Bonds,	6/10 at 100.00	A2	979,460
	Subordinate Series 1999B, 6.400%, 12/01/32 (Alternative Minimum Tax)
1,570	Total Montana			1,559,674
	Nevada – 5.5% (3.6% of Total Investments)
10,000	Clark County, Nevada, Airport Revenue Bonds, Subordinte Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	Aa3	10,304,400
	(WI/DD, Settling 2/03/10)
9,675	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	Aa3	9,453,539
	International Airport, Series 2010A, 5.250%, 7/01/42 (WI/DD, Settling 2/03/10)
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
8,000	0.000%, 1/01/19 – AMBAC Insured	No Opt. Call	Caa2	1,773,920
4,000	5.625%, 1/01/32 – AMBAC Insured	1/12 at 100.00	Caa2	1,666,400
3,000	5.375%, 1/01/40 – AMBAC Insured	7/10 at 100.00	Caa2	1,250,010
3,750	Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds, Catholic Healthcare West,	7/17 at 100.00	AA+	4,195,050
	Series 2007B, Trust 2633, 18.997%, 7/01/31 – BHAC Insured (IF)
1,500	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	A	1,679,475
	8.000%, 6/15/30
39,925	Total Nevada			30,322,794
	New Jersey – 7.0% (4.6% of Total Investments)
6,850	New Jersey Educational Facilities Authority Revenue Refunding Bonds, University of Medicine	No Opt. Call	Baa2	7,406,426
	and Dentistry of New Jersey Issue, Series 2009 B, 5.750%, 12/01/15
1,830	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A,	6/10 at 101.00	Aaa	1,868,723
	6.000%, 6/01/13 – NPFG Insured (Alternative Minimum Tax)
4,130	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	A1	4,636,834
	Grants, Series 2002A, 5.500%, 9/15/13 – AMBAC Insured
4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 1999A,	No Opt. Call	AA–	4,645,920
	5.750%, 6/15/18
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	AA–	6,587,800
	0.000%, 12/15/28 – AMBAC Insured
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2002:
7,825	5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	8,480,813
3,165	6.125%, 6/01/42 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	3,552,174
1,365	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	AAA	1,616,883
	Series 2003, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
49,165	Total New Jersey			38,795,573
	New Mexico – 0.7% (0.4% of Total Investments)
3,730	University of New Mexico, FHA-Insured Mortgage Hospital Revenue Bonds, Series 2004, 5.000%,	7/14 at 100.00	AAA	3,775,543
	7/01/32 – AGM Insured
	New York – 8.3% (5.4% of Total Investments)
2,170	Dormitory Authority of the State of New York, Insured Revenue Bonds, Franciscan Health	7/10 at 100.00	A3	2,170,977
	Partnership Obligated Group – Frances Shervier Home and Hospital, Series 1997, 5.500%,
	7/01/17 – RAAI Insured
7,500	Dormitory Authority of the State of New York, Secured Hospital Revenue Refunding Bonds,	2/10 at 100.00	AA–	7,524,225
	Wyckoff Heights Medical Center, Series 1998H, 5.300%, 8/15/21 – NPFG Insured
6,000	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	B–	5,976,960
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
4,755	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	AAA	5,459,786
	Pilot, Series 2009A, 7.000%, 3/01/49 – AGC Insured
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	5,114,750
	Bonds, Series 2004B, 5.000%, 6/15/36 – AGM Insured (UB)
8,800	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local	10/14 at 100.00	AAA	9,126,128
	Government Assistance Corporation, Series 2004A, 5.000%, 10/15/32 –
	AMBAC Insured (UB)
10,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	6/10 at 100.00	A	10,534,300
	Terminal LLC, Sixth Series 1997, 5.900%, 12/01/17 – NPFG Insured (Alternative Minimum Tax)
44,225	Total New York			45,907,126
	North Carolina – 1.1% (0.7% of Total Investments)
3,830	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AAA	4,447,473
	Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)
1,500	The Charlotte-Mecklenberg Hospital Authority, North Carolina, Doing Business as Carolinas	1/18 at 100.00	AA–	1,582,770
	HealthCare System, Health Care Refunding Revenue Bonds, Series 2008A, 5.250%, 1/15/24 –
	AGC Insured
5,330	Total North Carolina			6,030,243
	Ohio – 3.1% (2.0% of Total Investments)
2,300	Amherst Exempted Village School District, Ohio, Unlimited Tax General Obligation School	12/11 at 100.00	A1 (4)	2,489,796
	Improvement Bonds, Series 2001, 5.125%, 12/01/21 (Pre-refunded 12/01/11) – FGIC Insured
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
160	5.125%, 6/01/24	6/17 at 100.00	BBB	148,685
1,800	5.875%, 6/01/30	6/17 at 100.00	BBB	1,553,994
1,740	5.750%, 6/01/34	6/17 at 100.00	BBB	1,446,862
3,930	5.875%, 6/01/47	6/17 at 100.00	BBB	3,015,332
3,635	Franklin County, Ohio, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Hamilton Creek	7/10 at 100.00	Aa2	3,636,599
	Apartments Project, Series 1994A, 5.550%, 7/01/24 (Alternative Minimum Tax)
3,650	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	5/14 at 100.00	AA	3,697,158
	5.000%, 5/01/30
935	Warren County, Ohio, Limited Tax General Obligations, Series 1997, 5.500%, 12/01/17	6/10 at 100.00	Aa2	938,805
18,150	Total Ohio			16,927,231
	Oregon – 0.4% (0.3% of Total Investments)
2,355	Portland, Oregon, Downtown Waterfront Urban Renewal and Redevelopment Revenue Bonds, Series	6/10 at 101.00	Aa3	2,408,576
	2000A, 5.500%, 6/15/20 – AMBAC Insured
	Pennsylvania – 6.9% (4.5% of Total Investments)
3,480	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn	11/10 at 102.00	AAA	3,796,228
	Allegheny Health System, Series 2000B, 9.250%, 11/15/22 (Pre-refunded 11/15/10)
520	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	No Opt. Call	BBB–	520,062
	Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
	Minimum Tax)
1,250	Erie, Pennsylvania, Water Authority, Water Revenue Bonds, Series 2008, 5.000%, 12/01/43 –	12/18 at 100.00	AAA	1,259,688
	AGM Insured
1,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1996-A	10/16 at 100.00	AA+	1,393,395
	4.650%, 10/01/31 (Alternative Minimum Tax) (UB)
8,200	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E,	12/27 at 100.00	A2	5,185,598
	0.000%, 12/01/38
5,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%,	6/26 at 100.00	AAA	3,641,800
	6/01/33 – AGM Insured
18,900	Philadelphia Airport System, Pennsylvania, Revenue Bonds, Series 1998A, 5.500%, 6/15/18 – FGIC	6/10 at 100.00	A+	18,955,755
	Insured (Alternative Minimum Tax)
3,205	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B, 5.625%,	8/12 at 100.00	Aa3 (4)	3,585,722
	8/01/16 (Pre-refunded 8/01/12) – FGIC Insured
42,055	Total Pennsylvania			38,338,248
	Puerto Rico – 5.0% (3.2% of Total Investments)
2,500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	7/18 at 100.00	BBB–	2,532,800
	6.000%, 7/01/44
	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003:
8,200	4.500%, 12/01/23 (Pre-refunded 12/01/13) (UB)	12/13 at 100.00	AAA	9,181,950
4,300	4.500%, 12/01/23 (UB)	12/13 at 100.00	AA+	4,209,141
12,845	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	BBB+	1,275,509
	0.000%, 7/01/42 – FGIC Insured
10,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	10,328,900
	2009A, 6.000%, 8/01/42
37,845	Total Puerto Rico			27,528,300
	Rhode Island – 3.6% (2.4% of Total Investments)
2,015	Central Falls, Rhode Island, General Obligation School Bonds, Series 1999, 6.250%, 5/15/20 –	5/10 at 101.00	BBB	2,053,144
	RAAI Insured
3,500	Providence Redevelopment Agency, Rhode Island, Revenue Bonds, Public Safety and Municipal	4/10 at 101.00	Baa1 (4)	3,566,990
	Building Projects, Series 1999A, 5.750%, 4/01/29 (Pre-refunded 4/01/10) – AMBAC Insured
	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity 57-B Bond
	Program, Series 2007, Trust 1177:
1,500	9.654%, 10/01/27 (Alternative Minimum Tax) (IF)	4/17 at 100.00	AA+	1,540,920
1,000	9.754%, 10/01/32 (Alternative Minimum Tax) (IF)	4/17 at 100.00	AA+	1,014,070
12,500	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	11,940,375
	Series 2002A, 6.125%, 6/01/32
20,515	Total Rhode Island			20,115,499
	South Carolina – 0.3% (0.2% of Total Investments)
1,500	Greenville, South Carolina, Hospital Facilities Revenue Bonds, Series 2001, 5.000%, 5/01/31 –	5/11 at 101.00	AA–	1,505,280
	AMBAC Insured
	Tennessee – 1.4% (0.9% of Total Investments)
2,250	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D,	3/10 at 101.00	A2	2,274,660
	6.000%, 3/01/24 – AMBAC Insured (Alternative Minimum Tax)
2,425	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2001B,	3/11 at 100.00	AAA	2,450,341
	5.125%, 3/01/26 – AGM Insured
2,310	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	2,053,128
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
1,500	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding	11/17 at 100.00	N/R	870,000
	Bonds, Sumner Regional Health System Inc., Series 2007, 5.500%, 11/01/46
8,485	Total Tennessee			7,648,129
	Texas – 6.5% (4.2% of Total Investments)
2,560	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	4/13 at 101.00	Caa3	1,659,955
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)
2,820	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	A	2,427,710
	Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured
820	Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax Revenue Bonds, Series 2001, 5.000%,	12/11 at 100.00	AAA	885,797
	12/01/31 (Pre-refunded 12/01/11) – AMBAC Insured
2,205	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series	No Opt. Call	A	1,145,233
	2001A, 0.000%, 11/15/20 – NPFG Insured
3,130	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A–	890,391
	Project, Series 2001B, 0.000%, 9/01/30 – AMBAC Insured
2,500	Jefferson County, Texas, Certificates of Obligation, Series 2000, 6.000%, 8/01/25	8/10 at 100.00	AAA	2,571,575
	(Pre-refunded 8/01/10) – AGM Insured
30,095	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/12 at 27.94	AAA	7,400,060
	Bonds, Series 2004, 0.000%, 8/15/34
9,345	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/15 at 37.33	AA–	2,618,936
	Bonds, Series 2005, 0.000%, 8/15/33 – FGIC Insured
33,160	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 26.50	AAA	6,922,482
	Bonds, Series 2006, 0.000%, 8/15/38
1,000	San Antonio, Texas, Water System Revenue Bonds, Series 2005, 4.750%, 5/15/37 – NPFG Insured	5/15 at 100.00	AA	993,880
3,295	Tarrant County, Texas, Cultural & Educational Facilities Financing Corporation, Revenue Bonds, Series	2/17 at 100.00	Aa3	3,162,607
	2007, Residuals 1760-3, 16.894%, 2/15/36 (IF)
7,000	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,	8/15 at 34.92	AAA	1,837,920
	Series 2005, 0.000%, 8/15/35
	Wylie Independent School District, Taylor County, Texas, General Obligation Bonds, Series 2005:
3,000	0.000%, 8/15/20	8/15 at 78.46	AAA	1,894,230
3,000	0.000%, 8/15/22	8/15 at 70.77	AAA	1,686,240
103,930	Total Texas			36,097,016
	Utah – 0.1% (0.1% of Total Investments)
	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1999C-2, Class II:
165	5.700%, 7/01/19 (Alternative Minimum Tax)	7/10 at 101.50	Aaa	171,036
50	5.750%, 7/01/21 (Alternative Minimum Tax)	7/10 at 101.50	AA	51,016
10	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1999D, 5.850%, 7/01/21	7/10 at 100.00	AA	10,249
	(Alternative Minimum Tax)
390	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000F-2, Class III, 6.000%,	7/10 at 100.00	AA–	391,817
	1/01/15 (Alternative Minimum Tax)
615	Total Utah			624,118
	Virginia – 0.5% (0.3% of Total Investments)
3,000	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	N/R	2,716,680
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/42
	Washington – 11.4% (7.4% of Total Investments)
4,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 3, Series	7/13 at 100.00	Aaa	4,486,160
	2003A, 5.500%, 7/01/17 – SYNCORA GTY Insured
	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B:
1,755	6.000%, 9/01/15 – NPFG Insured (Alternative Minimum Tax)	3/10 at 101.00	A	1,775,393
2,590	6.000%, 9/01/16 – NPFG Insured (Alternative Minimum Tax)	3/10 at 101.00	A	2,619,241
	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999C:
875	6.000%, 9/01/15 – NPFG Insured (Alternative Minimum Tax)	3/10 at 101.00	A	885,168
1,260	6.000%, 9/01/16 – NPFG Insured (Alternative Minimum Tax)	3/10 at 101.00	A	1,274,225
4,820	Seattle, Washington, Municipal Light and Power Revenue Refunding and Improvement Bonds, Series	3/11 at 100.00	AAA	4,999,449
	2001, 5.500%, 3/01/19 – AGM Insured
2,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	7/19 at 100.00	A	2,047,560
	Center, Series 2009A, 6.000%, 1/01/33
6,190	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	6,402,565
	Series 2002, 6.500%, 6/01/26
11,605	Washington, Certificates of Participation, Washington Convention and Trade Center, Series	7/10 at 100.00	AA	11,644,109
	1999, 5.250%, 7/01/16 – NPFG Insured
3,350	Washington, General Obligation Compound Interest Bonds, Series 1999S-2, 0.000%, 1/01/18 –	No Opt. Call	AAA	2,562,784
	AGM Insured
	Washington, General Obligation Compound Interest Bonds, Series 1999S-3:
17,650	0.000%, 1/01/20	No Opt. Call	AA+	12,101,546
18,470	0.000%, 1/01/21	No Opt. Call	AA+	11,983,890
74,565	Total Washington			62,782,090
	Wisconsin – 6.8% (4.4% of Total Investments)
1,690	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/29 (Pre-refunded	11/14 at 100.00	Aa3 (4)	1,960,806
	11/01/14) – AGM Insured
560	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/29 – AGM Insured	11/14 at 100.00	Aa3	576,660
3,810	La Crosse, Wisconsin, Industrial Development Revenue Refunding Bonds, Dairyland Power	12/10 at 100.00	A3	3,900,488
	Cooperative, Series 1997C, 5.550%, 2/01/15 – AMBAC Insured
7,410	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	Aa1	7,417,929
	2006A, 5.000%, 11/15/36
4,330	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital of	2/20 at 100.00	AA–	4,586,942
	Wisconsin Inc., Series 2008B, 5.500%, 8/15/29
4,380	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Kenosha Hospital and	5/10 at 100.00	A	4,383,592
	Medical Center Inc., Series 1999, 5.625%, 5/15/29
12,700	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Health System	2/10 at 101.00	A2	12,745,720
	Corporation, Series 1999, 5.500%, 8/15/25 – AMBAC Insured
2,200	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	BBB+	1,916,420
	Services Inc., Series 2003A, 5.125%, 8/15/33
37,080	Total Wisconsin			37,488,557
$ 1,122,095	Total Municipal Bonds (cost $851,332,813)			850,126,353
Shares	Description (1)			Value
	Investment Companies – 0.1% (0.1% of Total Investments)
8,765	BlackRock MuniHoldings Fund Inc.			$ 129,459
32,332	Morgan Stanley Quality Municipal Income Trust			396,714
	Total Investment Companies (cost $527,634)			526,173
	Total Investments (cost $851,860,447) – 153.8%			850,652,526
	Floating Rate Obligations – (9.3)%			(51,605,000)
	Other Assets Less Liabilities – 2.8%			15,753,813
	Auction Rate Preferred Shares, at Liquidation Value – (47.3)% (5)			(261,800,000)
	Net Assets Applicable to Common Shares – 100%			$ 553,001,339

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$850,126,353	$ —	$850,126,353
Investment Companies	526,173	—	—	526,173
Total	$526,173	$850,126,353	$ —	$850,652,526

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2010, the cost of investments was $799,389,378.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2010, were as follows:

Gross unrealized:
Appreciation	$ 41,322,157
Depreciation	(41,662,331)
Net unrealized appreciation (depreciation) of investments	$ (340,174)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.8%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Dividend Advantage Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 1, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date        April 1, 2010